Other Financial Assets and Liabilities - Summary of Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	₩ 45	₩ 38
Conversion Rights and Redemption Rights	2,637
Total	₩ 2,682	₩ 38